Investment Portfolio - March 31, 2026

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

PREFERRED STOCKS - 0.0%##

Consumer Discretionary - 0.0%##
Broadline Retail - 0.0%##
North-Sono Preference[2]
(Identified Cost $411,852)		647,220	$416,971

LOAN ASSIGNMENTS - 1.1%

C&S Wholesale Grocers, Inc., Initial Term Loan B, (3 mo. U.S. Secured Overnight Financing Rate + 5.000%), 8.700%, 9/23/2030[3]		3,980,000	3,883,803
WestJet Loyalty LP, Initial Term Loan (Canada) (3 mo. U.S. Secured Overnight Financing Rate + 2.750%), 6.450%, 2/14/2031[3]		4,900,000	4,748,639
TOTAL LOAN ASSIGNMENTS
(Identified Cost $8,774,842)			8,632,442

CORPORATE BONDS - 20.9%

Non-Convertible Corporate Bonds- 20.9%
Communication Services - 0.4%
Media - 0.4%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027		3,600,000	3,558,127

Consumer Discretionary - 1.1%
Broadline Retail - 0.2%
North Investment Group AB (Sweden) (3 mo. STIB + 9.000%), 11.156%, 12/31/2027 (Acquired 04/22/2021, cost $2,225,482)[3,4]	SEK	18,750,017	1,537,142

Hotels, Restaurants & Leisure - 0.5%
SP Cruises Intermediate Ltd. (Bermuda), 11.50%, 3/14/2030[5]		4,000,000	3,989,860

Household Durables - 0.4%
LGI Homes, Inc., 4.00%, 7/15/2029[5]		4,000,000	3,569,570

Total Consumer Discretionary			9,096,572

Energy - 2.1%
Energy Equipment & Services - 0.9%
SESI LLC, 7.875%, 9/30/2030[5]		4,000,000	4,078,761
Varel Oil & Gas, Inc, 12.25%, 4/7/2028		3,375,000	2,918,692
			6,997,453
Metals & Mining - 0.5%
Futura Resources Ltd. (Australia), 13.125%, 1/9/2031		4,000,000	3,720,150

Oil, Gas & Consumable Fuels - 0.7%
International Seaways, Inc., 7.125%, 9/23/2030		5,000,000	5,054,230
	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
New Fortress Energy, Inc., 8.75%, 3/15/2029[5]		4,195,000	$601,938
			5,656,168
Total Energy			16,373,771

Financials - 8.0%
Banks - 0.3%
The Bancorp, Inc., 7.375%, 9/1/2030		2,275,000	2,360,708

Capital Markets - 1.0%
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance, 5.95%, 9/17/2030[5]		4,000,000	3,757,098
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[5]		4,000,000	3,935,479
			7,692,577
Consumer Finance - 1.5%
Encore Capital Group, Inc., 6.625%, 4/15/2031[5]		4,000,000	3,997,074
Navient Corp., 6.75%, 6/15/2026		4,000,000	4,008,887
SLM Corp., 6.50%, 1/31/2030		4,325,000	4,255,683
			12,261,644
Financial Services - 2.6%
Burford Capital Global Finance LLC, 7.50%, 7/15/2033[5]		4,000,000	3,329,834
Clear Street Holdings LLC, 8.00%, 9/30/2030[5]		4,000,000	3,869,342
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028		1,200,000	1,219,094
Legres AB (Sweden) (3 mo. STIB + 9.000%), 10.969%, 4/30/2026 (Acquired 06/15/2023-06/28/2023, cost $3,048,944)[4]	SEK	32,500,000	2,746,484
Oxford Finance LLC - Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/2027[5]		4,500,000	4,457,502
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $1,375,000)[4]		1,375,000	1,211,744
Velocity Portfolio Group, Inc., 9.75%, 3/1/2033 (Acquired 02/07/2025, cost $4,000,000)[4]		4,000,000	4,201,877
			21,035,877
Insurance - 0.4%
F&G Annuities & Life, Inc., 6.50%, 6/4/2029		3,039,000	3,051,138

Mortgage Real Estate Investment Trusts (REITS) - 2.2%
Arbor Realty SR, Inc., 9.00%, 10/15/2027[5]		4,000,000	3,992,011
Arbor Realty Trust, Inc., 5.00%, 4/30/2026		9,506,000	9,379,897

Investment Portfolio - March 31, 2026

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Mortgage Real Estate Investment Trusts (REITS) (continued)
ReadyCap Holdings LLC, 9.375%, 3/1/2028[5]		4,250,000	$4,077,918
			17,449,826
Total Financials			63,851,770

Health Care - 0.5%
Pharmaceuticals - 0.5%
Organon & Co. - Organon Foreign Debt Co-Issuer B.V., 5.125%, 4/30/2031[5]		4,500,000	3,673,123

Industrials - 2.7%
Commercial Services & Supplies - 0.9%
Cartiga LLC, 9.00%, 6/15/2026 (Acquired 06/14/2021, cost $4,000,000)[4]		4,000,000	4,002,276
Twma Finance AS (Norway), 12.25%, 2/10/2029[5]		3,100,000	3,154,250
			7,156,526
Marine Transportation - 0.6%
Contships Logistics Corp. (Greece), 9.00%, 2/11/2030		4,500,000	4,717,146

Passenger Airlines - 0.2%
American Airlines, Inc. - AAdvantage Loyalty IP Ltd., 5.50%, 4/20/2026[5]		1,750,000	1,749,028

Trading Companies & Distributors - 1.0%
Airborne Capital USA LLC, 10.50%, 8/2/2029		4,000,000	3,383,531
Avation Group S Pte Ltd. (Singapore), 8.50%, 5/15/2031[5]		4,500,000	4,226,452
			7,609,983
Total Industrials			21,232,683

Materials - 2.2%
Containers & Packaging - 0.9%
Alltub Group SAS (France) (3 mo. EURIBOR + 6.500%), 8.499%, 4/30/2030[3]	EUR	2,500,000	2,966,011
Duran Life Science Holding GmbH (Germany) (3 mo. EURIBOR + 6.500%), 8.513%, 5/31/2030[3]	EUR	3,700,000	4,288,331
			7,254,342
Metals & Mining - 1.3%
ACG Holdco 1 plc (United Kingdom), 14.75%, 1/13/2029		4,050,000	4,477,005
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[5]		1,684,792	1,673,130
Nickel Industries Ltd. (Indonesia), 9.00%, 9/30/2030[5]		4,000,000	3,991,499
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/06/2017-09/12/2019, cost $4,353,936)[4,6]	5,870,000	$59
		10,141,693
Total Materials		17,396,035

Real Estate - 2.8%
Industrial REITs - 0.5%
IIP Operating Partnership LP, 5.50%, 5/25/2026	4,320,000	4,295,268
Real Estate Management & Development - 0.5%
Five Point Operating Co. LP, 8.00%, 10/1/2030[5]	4,000,000	3,993,058
Specialized REITs - 1.8%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 09/21/2021-07/08/2022, cost $4,218,250)[4]	4,345,000	4,345,777
SBA Tower Trust,	6,110,000	6,213,308
6.599%, 1/15/2028[5]
4.831%, 10/15/2029[5]	3,630,000	3,645,813
		14,204,898
Total Real Estate		22,493,224

Utilities - 1.1%
Electric Utilities - 1.1%
Alexander Funding Trust II, 7.467%, 7/31/2028[5]	8,250,000	8,685,732

TOTAL CORPORATE BONDS
(Identified Cost $177,320,368)		166,361,037

ASSET-BACKED SECURITIES - 25.1%

Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 8/15/2046[5]	4,500,000	4,454,583
ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[5]	4,400,000	4,430,903
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/2032[5]	2,529,538	2,566,982
Centersquare Issuer LLC, Series 2024-1A, Class A2, 5.20%, 10/26/2054[5]	6,000,000	5,815,164
CF Hippolyta Issuer LLC,
Series 2020-1, Class A1, 1.69%, 7/15/2060[5]	3,617,648	3,031,046
Series 2020-1, Class B1, 2.28%, 7/15/2060[5]	1,798,904	1,106,325
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/2049[5]	8,250,000	8,232,258
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[5]	2,380,000	2,451,892

Investment Portfolio - March 31, 2026

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

College Ave Student Loans LLC, Series 2021-A, Class A2, 1.60%, 7/25/2051[5]	973,235	$899,474
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[5]	1,098,495	1,009,950
CoreVest American Finance Trust,
Series 2019-3, Class A, 2.705%, 10/15/2052[5]	445,005	443,757
Series 2020-3, Class A, 1.358%, 8/15/2053[5]	63,481	63,166
DataBank Issuer, Series 2023-1A, Class A2, 5.116%, 2/25/2053[5]	3,345,000	3,318,005
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/2049[5]	5,000,000	4,887,891
ECMC Group Student Loan Trust,
Series 2024-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 4.812%, 11/27/2073[3,5]	3,519,597	3,544,417
Series 2025-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.050%), 4.712%, 11/25/2074[3,5]	7,451,525	7,470,851
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/2038[5]	470,820	465,918
Finance of America Structured Securities Trust, Series 2024-S2, Class A1, 3.50%, 4/25/2074[5,7]	3,845,390	3,772,049
FIP Master Funding LLC, Series 2026-1A, Class A1, 4.90%, 3/15/2056[5]	4,950,000	4,866,141
FS RIALTO, Series 2021-FL2, Class A, (Cayman Islands) (1 mo. U.S. Secured Overnight Financing Rate + 1.334%), 5.007%, 5/16/2038[3,5]	591,765	591,749
GGAM Master Trust International Ltd., Series 2025-1A, Class A, (Cayman Islands), 5.923%, 9/30/2060[5]	4,354,720	4,339,033
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[5]	2,170,087	1,838,532
Gracie Point International Funding LLC, Series 2025-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.500%), 5.169%, 8/15/2028[3,5]	3,000,000	3,003,409
Hageman Capital Issuer Trust, Series 2025-1, Class A, 6.40%, 8/9/2056[5]	3,198,583	3,122,816
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, (Cayman Islands), 5.375%, 9/15/2049[5]	6,845,000	6,781,365
Hotwire Funding LLC,
Series 2021-1, Class A2, 2.311%, 11/20/2051[5]	3,500,000	3,449,620
Series 2024-1A, Class A2, 5.893%, 6/20/2054[5]	1,000,000	1,011,804
HTS Fund II LLC, Series 2025-1, Class A, 5.351%, 6/23/2045[5]	3,650,000	3,646,785
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

KREF Ltd., Series 2021-FL2, Class AS, (1 mo. U.S. Secured Overnight Financing Rate + 1.414%), 5.093%, 2/15/2039[3,5]	3,500,000	$3,483,160
LEDN Issuer Trust, Series 2026-1A, Class A, 6.748%, 2/25/2041 (Acquired 02/18/2026, cost $5,999,915)[4]	6,000,000	6,002,959
Libra Solutions LLC, Series 2024-1A, Class A, 5.88%, 9/30/2038[5]	5,000,000	4,986,730
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, 12/22/2064[5]	3,699,344	3,726,827
Navient Private Education Loan Trust,
Series 2014-1, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.624%), 4.286%, 6/25/2031[3]	1,747,851	1,728,278
Series 2015-BA, Class A3, (1 mo. U.S. Secured Overnight Financing Rate + 1.564%), 5.237%, 7/16/2040[3,5]	463,689	464,245
Series 2017-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.164%), 4.826%, 12/27/2066[3,5]	2,253,111	2,259,532
Series 2020-1A, Class A1B, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.164%), 4.826%, 6/25/2069[3,5]	2,862,276	2,878,985
Series 2020-GA, Class A, 1.17%, 9/16/2069[5]	254,807	238,631
Series 2021-1A, Class A1A, 1.31%, 12/26/2069[5]	3,086,895	2,763,778
Series 2021-A, Class A, 0.84%, 5/15/2069[5]	436,475	399,860
Series 2022-A, Class A, 2.23%, 7/15/2070[5]	2,145,277	1,959,997
Series 2023-BA, Class A1A, 6.48%, 3/15/2072[5]	272,034	278,654
Series 2023-BA, Class A1B, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.700%), 5.372%, 3/15/2072[3,5]	634,745	637,969
Oxford Finance Credit Fund III LP,
Series 2024-A, Class A2, 6.675%, 1/14/2032[5]	2,661,549	2,674,031
Series 2025-A, Class A2, 5.878%, 8/14/2034[5]	3,400,000	3,377,891
Oxford Finance Funding LLC, Series 2022-1A, Class A2, 3.602%, 2/15/2030[5]	2,105,311	2,049,562
Series 2023-1A, Class A2, 6.716%, 2/15/2031[5]	3,201,998	3,224,681
Series 2025-1A, Class A2, 5.413%, 2/15/2035[5]	4,000,000	3,989,629
PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/2034[5]	64,879	64,811

Investment Portfolio - March 31, 2026

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

PEAR LLC, (continued)
Series 2022-1, Class A2, 7.25%, 10/15/2034[5]	1,455,936	$1,475,100
Series 2023-1, Class A, 7.42%, 7/15/2035[5].	4,489,857	4,579,472
Series 2024-1, Class A, 6.95%, 2/15/2036[5]	2,008,765	2,023,961
REDAPTIVE EAAS ISSUER LLC, Series 2025-1A, Class A, 5.94%, 3/25/2042[5]	3,780,747	3,772,343
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[5]	4,480,000	4,246,975
SLM Student Loan Trust, Series 2008-3, Class A3, (U.S. Secured Overnight Financing Rate 90 Day Average + 1.262%), 5.149%, 10/25/2021[3]	2,912,002	2,914,110
Series 2008-4, Class A4, (U.S. Secured Overnight Financing Rate 90 Day Average + 1.912%), 5.799%, 7/25/2022[3]	1,536,589	1,530,851
Series 2012-1, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.064%), 4.726%, 9/25/2028[3]	4,980,999	4,953,667
Series 2012-7, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 4.426%, 5/26/2026[3]	8,035,374	7,900,892
SMB Private Education Loan Trust,
Series 2019-B, Class A2A, 2.84%, 6/15/2037[5]	749,193	734,288
Series 2024-D, Class A1B, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.100%), 4.772%, 7/15/2053[3,5]	4,122,275	4,084,517
Stonepeak, Series 2021-1A, Class AA, 2.301%, 2/28/2033[5]	325,181	318,287
Store Master Funding I-VII and XIV, Series 2019-1, Class A1, 2.82%, 11/20/2049[5]	2,342,919	2,312,778
Switch ABS Issuer LLC, Series 2024-2A, Class A2, 5.436%, 6/25/2054[5]	4,000,000	3,948,014
Tricon American Homes, Series 2020-SFR1, Class C, 2.249%, 7/17/2038[5]	2,500,000	2,477,311
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30%, 11/17/2041[5]	2,961,386	2,903,377
Trinity Rail Leasing 2018 LLC, Series 2020-1A, Class A, 1.96%, 10/17/2050[5]	1,131,100	1,077,098
Trinity Rail Leasing 2021 LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051[5]	1,613,122	1,514,299
TRP LLC, Series 2021-1, Class A, 2.07%, 6/19/2051[5]	2,502,928	2,415,003
USQ Rail II LLC, Series 2021-3A, Class A, 2.21%, 6/28/2051[5]	4,895,833	4,728,965
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

VelocitySBA Loan Trust, Series 2026-1, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 2.500%), 6.173%, 1/20/2051 (Acquired 03/17/2026, cost $1,973,176)[3,4]	2,000,000	$1,975,000

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $202,319,753)		199,692,403

COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.3%

BRAVO Residential Funding Trust, Series 2019-2, Class A3, 3.50%, 10/25/2044[5,8]	1,520,369	1,459,401
Brean Asset Backed Securities Trust,
Series 2021-RM2, Class A, 1.75%, 10/25/2061[5,8]	2,110,755	2,079,204
Series 2024-RM8, Class A1, 4.50%, 5/25/2064[5]	3,410,504	3,353,731
Series 2025-RM11, Class A1, 4.75%, 5/25/2065[5,8]	2,992,915	2,933,181
BX Trust, Series 2024-VLT4, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.491%), 5.164%, 6/15/2041[3,5]	5,100,000	5,068,287
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[5,8]	30,221	28,798
COLT Mortgage Loan Trust, Series 2021-4, Class A1, 1.397%, 10/25/2066[5,8]	6,061,980	5,202,536
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1, 2.13%, 2/25/2043[5,8]	93,269	82,803
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 1.194%, 8/25/2066[5,8]	5,105,589	4,534,835
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	5,788	5,760
Finance of America Structured Securities Trust,
Series 2022-S6, Class A1, 3.00%, 7/25/2061[5]	3,771,877	3,827,018
Series 2025-S1, Class A1, 3.50%, 2/25/2075[5]	4,403,043	4,263,078
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.450%), 5.123%, 12/15/2039[3,5]	6,720,000	6,712,317
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K106, Class X1 (IO), 1.314%, 1/25/2030[8]	49,900,844	2,090,612
GCAT Trust,
Series 2022-NQM3, Class A1, 4.348%, 4/25/2067[5,8]	7,502,845	7,476,406
Series 2024-NQM1, Class A1, 6.007%, 1/25/2059[5,7]	2,500,170	2,509,879

Investment Portfolio - March 31, 2026

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage-Backed Securities Trust,
Series 2021-GR3, Class A6, 2.50%, 4/25/2052[5,8]	3,978,059	$3,598,761
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[5,8]	2,550,112	2,294,345
Series 2022-PJ1, Class A15, (U.S.
Secured Overnight Financing Rate 30 Day Average + 0.850%), 4.512%, 5/28/2052[3,5]	3,806,656	3,549,160
Series 2022-PJ3, Class A24, 3.00%, 8/25/2052[5,8]	6,774,477	6,210,681
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.393%), 5.065%, 3/15/2042[3,5]	4,050,000	4,038,975
Imperial Fund Mortgage Trust,
Series 2022-NQM2, Class A1, 4.638%, 3/25/2067[5,7]	5,263,098	5,064,476
Series 2022-NQM3, Class A1, 4.38%, 5/25/2067[5,7]	2,925,399	2,913,970
Series 2022-NQM4, Class A1, 4.767%, 6/25/2067[5,7]	6,836,105	6,811,872
J.P. Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[5,8]	60,377	59,629
Series 2021-1, Class A11, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.650%), 4.317%, 6/25/2051[3,5]	2,971,198	2,757,688
Series 2021-4, Class A3B, 2.00%, 8/25/2051[5,8]	3,700,491	2,904,349
Series 2021-5, Class A4, 2.50%, 8/25/2051[5,8]	7,341,899	6,629,369
Series 2021-INV5, Class A3A, 2.50%, 12/25/2051[5,8]	2,428,233	2,195,145
Series 2021-LTV2, Class A1, 2.520%, 5/25/2052[5,8]	3,895,082	3,235,142
Series 2022-INV3, Class A4B, 3.00%, 9/25/2052[5,8]	5,134,628	4,571,917
JP Morgan Seasoned Mortgage Trust,
Series 2024-1, Class A4, 4.337%, 1/25/2063[5,8]	3,946,636	3,858,732
Series 2025-1, Class A4, 3.684%, 1/25/2063[5,8]	3,654,620	3,418,039
Metlife Securitization Trust, Series 2019-1A, Class A, 3.75%, 4/25/2058[5,8]	529,362	517,453
MFA Trust, Series 2021-INV2, Class A1, 1.906%, 11/25/2056[5,8]	2,737,833	2,479,670
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class A4, 2.50%, 7/25/2051[5,8]	8,550,256	7,719,925
New Residential Mortgage Loan Trust,
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[5,8]	158,494	152,493
Series 2015-2A, Class A1, 3.75%, 8/25/2055[5,8]	211,527	205,445
Series 2019-2A, Class A1, 4.25%, 12/25/2057[5,8]	988,032	980,210
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust, (continued)
Series 2022-NQM2, Class A1, 3.854%, 3/27/2062[5,8]	7,149,606	$6,664,137
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[5]	1,204,207	1,138,353
OBX Trust,
Series 2022-NQM2, Class A1A, 3.783%, 1/25/2062[5,7]	2,723,927	2,647,296
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[5,7]	2,206,889	2,213,064
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 9.679%, 7/25/2029 (Acquired 07/24/2023, cost $178,794)[3,4]	178,792	178,778
RCKT Mortgage Trust, Series 2021-6, Class A5, 2.50%, 12/25/2051[5,8]	4,004,141	3,581,677
ROCK Trust, Series 2024-CNTR, Class A, 5.388%, 11/13/2041[5]	4,250,000	4,321,691
RUN Trust, Series 2022-NQM1, Class A1, 5.00%, 3/25/2067[5]	2,480,292	2,469,176
Sequoia Mortgage Trust,
Series 2013-2, Class A, 1.874%, 2/25/2043[8]	87,294	76,402
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	912,367	825,431
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]	87,372	79,037
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	115,357	105,019
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 6.75%, 11/15/2027[3,5]	1,533,785	767,507
SUA LLC, Series 2025-1, Class A, 5.875%, 5/25/2040[5]	4,500,000	4,501,757
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[5,8]	1,248,801	1,192,140
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.443%), 5.115%, 2/15/2042[3,5]	3,500,000	3,453,555
Towd Point Mortgage Trust,
Series 2018-2, Class A1, 3.25%, 3/25/2058[5,8]	100,399	99,656
Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 4.793%, 10/25/2048[3,5]	433,787	433,936
UWM Mortgage Trust, Series 2021-1, Class A15, 2.50%, 6/25/2051[5,8]	2,061,546	1,701,536
Velocity Commercial Capital Loan Trust, Series 2026-1, Class M4, 8.48%, 2/25/2056[5,8]	298,469	302,877
WBHT Commercial Mortgage Trust, Series 2025-WBM, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.742%), 5.415%, 6/15/2042[3,5]	3,650,000	3,647,724

Investment Portfolio - March 31, 2026

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Mortgage Backed Securities Trust, Series 2020-1, Class A1, 3.00%, 12/25/2049[5,8]	1,956,845	$1,700,587
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[5,8]	63,845	59,981
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $171,080,835)		169,956,609

FOREIGN GOVERNMENT BONDS - 0.6%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030[5]
(Identified Cost $4,619,626)	4,630,000	4,647,548

U.S. TREASURY SECURITIES - 20.1%

U.S. Treasury Notes - 20.1%
U.S. Treasury Note
2.25%, 11/15/2027	47,446,000	46,269,117
3.125%, 11/15/2028	34,572,000	33,972,392
1.375%, 11/15/2031	45,474,000	39,434,484
4.50%, 11/15/2033	8,804,000	8,986,958
4.125%, 2/15/2036	32,282,000	31,777,594

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $160,420,633)		160,440,545

U.S. GOVERNMENT AGENCIES - 4.9%

Mortgage-Backed Securities - 4.9%
Fannie Mae
Pool #MA0115, UMBS, 4.50%, 7/1/2029	9,244	9,270
Pool #MA1834, UMBS, 4.50%, 2/1/2034	69,992	70,211
Pool #995876, UMBS, 6.00%, 11/1/2038	127,393	134,044
Pool #FS4047, UMBS, 3.50%, 12/1/2042	6,184,383	5,910,119
Pool #AW5338, UMBS, 4.50%, 6/1/2044	375,443	371,911
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AS3878, UMBS, 4.50%, 11/1/2044	206,327	$204,403
Pool #BE7845, UMBS, 4.50%, 2/1/2047	75,364	74,250
Pool #MA4841, UMBS, 5.00%, 12/1/2052	6,861,961	6,810,012
Pool #FS6206, UMBS, 5.50%, 10/1/2053	6,846,191	6,968,404
Freddie Mac
Pool #C91359, 4.50%, 2/1/2031	31,528	31,675
Pool #D98711, 4.50%, 7/1/2031	109,325	109,839
Pool #C91746, 4.50%, 12/1/2033	92,877	93,285
Pool #G05900, 6.00%, 3/1/2040	24,343	25,646
Pool #RB5264, UMBS, 5.50%, 11/1/2043	4,925,266	5,001,788
Pool #RA8208, UMBS, 5.00%, 1/1/2053	5,896,972	5,852,510
Pool #RJ0062, UMBS, 5.00%, 10/1/2053	7,320,610	7,280,498

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $37,638,416)		38,947,865

SHORT-TERM INVESTMENT - 5.0%

Dreyfus Government Cash Management, Institutional Shares, 3.53%[9]
(Identified Cost $39,517,988)	39,517,988	39,517,988

TOTAL INVESTMENTS - 99.0%
(Identified Cost $802,104,313)		788,613,408
OTHER ASSETS, LESS LIABILITIES - 1.0%		7,980,797
NET ASSETS - 100%		$796,594,205

Investment Portfolio - March 31, 2026

(unaudited)

FUTURES CONTRACTS: LONG POSITIONS OPEN AT MARCH 31, 2026
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE [1]	VALUE/UNREALIZED DEPRECIATION
175	AUD Currency	CME	June 2026	12,044,375	$(267,393)
150	Euro Currency	CME	June 2026	21,722,812	(463,205)
250	JPY Currency	CME	June 2026	19,793,750	(435,093)
170	CAD Currency	CME	June 2026	12,240,000	(212,537)
450	U.K. Gilt (10 Year)	ICE	June 2026	52,289,480	(2,990,703)
TOTAL LONG POSITIONS					$(4,368,931)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT MARCH 31, 2026
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE [1]	VALUE/UNREALIZED APPRECIATION
345	Euro-BUND (10 Year)	EUREX	June 2026	50,001,551	$1,271,576
TOTAL SHORT POSITIONS					$1,271,576

ABS - Asset-Backed Security

CME - Chicago Mercantile Exchange

EUR - Euro

EUREX - Eurex Exchange

EURIBOR - Euro Interbank Offered Rate

ICE - Intercontinental Exchange

IO - Interest only

JPY - Japanese Yen

No. - Number

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

SEK - Swedish Krona

STIB - Stockholm Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security has been valued using significant unobservable inputs.

3Floating rate security. Rate shown is the rate in effect as of March 31, 2026.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at March 31, 2026 was $26,202,096, or 3.3% of the Series’ Net Assets.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2026 was $428,591,544, which represented 53.8% of the Series’ Net Assets.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of March 31, 2026.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2026.

9Rate shown is the current yield as of March 31, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is

Investment Portfolio - March 31, 2026

(unaudited)

significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Consumer Discretionary	$416,971	$—	$—	$416,971
Debt securities:
Loan Assignments	8,632,442	—	8,632,442	—
U.S. Treasury and other U.S. Government agencies	199,388,410	—	199,388,410	—
Corporate debt:
Communication Services	3,558,127	—	3,558,127	—
Consumer Discretionary	9,096,572	—	9,096,572	—
Energy	16,373,771	—	16,373,771	—
Financials	63,851,770	—	63,851,770	—
Health Care	3,673,123	—	3,673,123	—
Industrials	21,232,683	—	21,232,683	—
Materials	17,396,035	—	17,396,035	—
Real Estate	22,493,224	—	22,493,224	—
Utilities	8,685,732	—	8,685,732	—
Asset-backed securities	199,692,403	—	199,692,403	—
Commercial mortgage-backed securities	169,956,609	—	169,956,609	—
Foreign government bonds	4,647,548	—	4,647,548	—
Short-Term Investment	39,517,988	39,517,988	—	—
Other financial instruments:*
Interest rate contracts	1,271,576	1,271,576	—	—
Total assets	789,884,984	40,789,564	748,678,449	416,971
Liabilities:
Other financial instruments:*
Foreign currency exchange contracts	(1,378,228)	(1,378,228)	—	—
Interest rate contracts	(2,990,703)	(2,990,703)	—	—
Total liabilities	(4,368,931)	(4,368,931)	—	—
Total	$785,516,053	$36,420,633	$748,678,449	$416,971

*Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation (depreciation) on the instrument.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.